Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For Permanent Mortgage Classes Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 15,389,074		$ 16,708,582		$ 16,397,127
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	662,242		765,583
Avg orig FICO	731		732
Avg Refreshed FICO	714		711
Loans, net of unearned income	662,242	[1]	765,583	[1]	828,193
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period Pre2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	194,369		200,999
Avg orig FICO	725		725
Avg Refreshed FICO	725		728
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	22,720		29,948
Avg orig FICO	713		714
Avg Refreshed FICO	694		691
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	40,272		49,055
Avg orig FICO	737		740
Avg Refreshed FICO	712		713
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	79,367		92,863
Avg orig FICO	730		733
Avg Refreshed FICO	711		713
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	223,440		267,367
Avg orig FICO	734		734
Avg Refreshed FICO	710		711
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	$ 102,074		$ 125,351
Avg orig FICO	741		741
Avg Refreshed FICO	714		712

[1]	Balances as of December 31, 2013 and 2012, include $11.2 million and $13.2 million of restricted and secured real estate loans, respectively. See Note 24 - Variable Interest Entities for additional information.